UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
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Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barry M.Kitt
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Address:  4965 Preston Park Blvd
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          Suite 240, Plano, TX 75093
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Form 13F File Number: 028-12801
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Signature, Place, and Date of Signing:

/s/Barry M. Kitt                  Plano, TX                      August 8, 2008.
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   [Signature]                  [City, State]                         [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
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Form 13F Information Table Entry Total:          19
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Form 13F Information Table Value Total:     276,443
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                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     13F File Number     Name
1       028-12894           Pinnacle Advisers, L.P.
2       028-12898           Pinnacle China Advisers, L.P.

                                              FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
American Oriental              Common           028731107    15249 1545000 sh  call defined 1           x      0    0
Bioengineering Inc.
American Oriental              Common           028731107    15249 1545000 sh  call defined 2           x      0    0
Bioengineering Inc.
China Sec & Surve Tech Inc.    Common           16942J105    28057 2081414 sh       defined 1           x      0    0
China Sec & Surve Tech Inc.    Common           16942J105    28057 2081415 sh       defined 2           x      0    0
China Information Security     Common           16944F101    19360 3420479 sh       defined 1           x      0    0
Technoogy Inc
China Information Security     Common           16944F101    19360 3420479 sh       defined 2           x      0    0
Technoogy Inc
Fortress Intl Group Inc.       Common           34958D102     2245  935613 sh       defined 1           x      0    0
Fortress Intl Group Inc.       *W Exp           34958D110       69  495241 sh       defined 1           x      0    0
                               07/12/2009
Heckmann Corp                  Common           422680108      341   38080 sh       sole                x      0    0
Ishares                        Russell 2000     464287655    37978  550000 sh  put  defined 1           x      0    0
Ishares                        Russell 2000     464287655    37978  550000 sh  put  defined 2           x      0    0
Ivivi Technologies Inc.        Common           46589F108     1870 1000000 sh       defined 1           x      0    0
Manitex International Inc      Common           563420108     6863 1340475 sh       defined 1           x      0    0
Parkervision Inc.              Common           701354102    10358 1043068 sh       defined 1           x      0    0
Taser Intl. Inc.               Common           87651B104     2495  500000 sh  call defined 1           x      0    0
Wonder Auto Technology Inc.    Common           978166106     5334  758786 sh       defined 2           x      0    0
Zhongpin, Inc.                 Common           98952K107    25760 2060828 sh       defined 1           x      0    0
Zhongpin, Inc.                 Common           98952K107    19743 1579466 sh       defined 2           x      0    0
Zhongpin, Inc.                 Common           98952K107       75    6000 sh       sole                x      0    0